Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net Income	$ 8,073	$ 8,112	$ 7,052
Gain on sale of ProAlliance Corporation	(810)
Common stock issued to ESOP	(351)	(640)	(617)
Change in other assets	(366)	1,128	(756)
Net cash provided by operating activities	11,681	13,158	10,831
Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation	810
Net cash provided by (used in) investing activities	(29,887)	(946)	26,361
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment	103	170	55
Cash dividends paid	(3,441)	(2,965)	(4,393)
Repayment of subordinated debentures		(5,000)
Net cash used in financing activities	20,839	(29,519)	(43,171)
Cash and cash equivalents:
Change in cash and cash equivalents	2,633	(17,307)	(5,979)
Cash and cash equivalents at beginning of year	28,344	45,651	51,630
Cash and cash equivalents at end of year	30,977	28,344	45,651
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income	8,073	8,112	7,052
Gain on sale of ProAlliance Corporation	(810)
Equity in undistributed earnings of subsidiaries	(4,386)	(52)	(3,266)
Common stock issued to ESOP	351	640	617
Change in other assets	323	(60)	96
Change in other liabilities	(334)	(15)	(21)
Net cash provided by operating activities	3,217	8,625	4,478
Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation	810
Investment in OVBC Captive	(250)
Change in notes receivable	(262)	(97)	320
Net cash provided by (used in) investing activities	298	(97)	320
Cash flows from financing activities:
Change in notes payable	262	3	(222)
Proceeds from common stock through dividend reinvestment	103	170	55
Cash dividends paid	(3,441)	(2,965)	(4,393)
Repayment of subordinated debentures		(5,000)
Net cash used in financing activities	(3,076)	(7,792)	(4,560)
Cash and cash equivalents:
Change in cash and cash equivalents	439	736	238
Cash and cash equivalents at beginning of year	2,436	1,700	1,462
Cash and cash equivalents at end of year	$ 2,875	$ 2,436	$ 1,700